DERIVATIVES (Parentheticals) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Designated as Hedging Instrument | Cash Flow Hedging | Foreign currency contracts
Derivative [Line Items]
Tax on unrealized losses arising from foreign currency contracts	$ 0.3